Other Payables	12 Months Ended
Jun. 30, 2025
Other Payables [Abstract]
OTHER PAYABLES

NOTE 13 — OTHER PAYABLES

Other payables as of June 30, 2025 and 2024 consisted of the following:

	2025	2024
Interest payable	$367,480	$302,758
Other payables	960,695	489,534
Total	$1,328,175	$792,292